CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	IPO CNY (¥)	Class A Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Class A Ordinary Shares IPO CNY (¥) shares	Class A Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Class C Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital IPO CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)
Beginning Balance at Dec. 31, 2018	¥ (1,855,749)			¥ 11							¥ (1,855,770)	¥ 10
Beginning Balance, Shares at Dec. 31, 2018 | shares				18,782,620
Net loss	(704,888)										(704,888)
Accretion on convertible redeemable preferred shares	(877,999)										(877,999)
Foreign currency translation adjustments	(368)											(368)
Ending Balance at Dec. 31, 2019	(3,439,004)			¥ 11							(3,438,657)	(358)
Ending Balance, Shares at Dec. 31, 2019 | shares				18,782,620
Net loss	(470,618)										(470,618)
Accretion on convertible redeemable preferred shares	(1,304,498)										(1,304,498)
Foreign currency translation adjustments	2,441											2,441
Ending Balance at Dec. 31, 2020	(5,211,679)			¥ 11							(5,213,773)	2,083
Ending Balance, Shares at Dec. 31, 2020 | shares				18,782,620
Net loss	(816,547)	$ (128,135)									(816,547)
Accretion on convertible redeemable preferred shares	(508,627)										(508,627)
Issuance of ordinary shares at the initial public offering ("IPO"), net of issuance cost			¥ 1,488,866			¥ 78				¥ 1,488,788
Issuance of ordinary shares at the initial public offering ("IPO"), net of issuance cost, Shares | shares						12,072,478
Conversion of Class A/B/C ordinary shares upon the completion of IPO				¥ (11)	¥ 4			¥ 7
Conversion of Class A/B/C ordinary shares upon the completion of IPO, Shares | shares				(18,782,620)	7,334,873		160,411	11,287,336
Conversion of convertible redeemable preferred shares upon the completion of IPO	11,001,310				¥ 456		¥ 305		¥ 11,000,549
Conversion of convertible redeemable preferred shares upon the completion of IPO, Shares | shares					70,254,680		47,079,692
Issuance of ordinary shares upon exercise of options	¥ 70				¥ 70
Issuance of ordinary shares upon exercise of options Shares | shares	2,627,997	2,627,997			2,627,997
Share-based compensation	¥ 454,482								454,482
Exercise of warrant	10,345				¥ 1				10,344
Exercise of warrant, Shares | shares					126,349
Foreign currency translation adjustments	2,239											2,239
Ending Balance at Dec. 31, 2021	¥ 6,420,459	$ 1,007,510			¥ 609		¥ 305	¥ 7	¥ 12,954,163		¥ (6,538,947)	¥ 4,322
Ending Balance, Shares at Dec. 31, 2021 | shares					92,416,377		47,240,103	11,287,336